Note 22 - Changes in Equity - Basis for Dividends (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Net income, attributable to equity holders of Ambev	R$ 12,671.0	R$ 11,379.4	R$ 11,780.0
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	0.0	0.0	0.0
Retained earnings [member]
Statement Line Items [Line Items]
Net income, attributable to equity holders of Ambev	12,671.0	11,379.4	11,780.0
Prescribed/(complementary) dividends	24.7	26.1	28.2
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	11.8	11.8	11.8
Impact of the adoption	2,063.7	1,344.9	1,430.3
Retained earnings basis for dividends and destinations	14,771.2	12,762.2	13,250.3
Net income reserves [member]
Statement Line Items [Line Items]
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	0.0	0.0	0.0
Dividends and interest on capital paid based on profit	9,499.6	7,716.4	7,717.4
Total of dividends and interest on capital	R$ 9,499.6	R$ 7,716.4	R$ 7,717.4
Percentage of distributed profit	64.00%	60.00%	58.00%